Ghana Expected Credit Loss	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Ghana expected credit loss	Ghana expected credit loss

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Ghana expected credit loss – loan advanced to contractor[1]	—	(25.4)	(3.9)
Damang expected credit loss – receivable[2]	—	(7.8)	—
Tarkwa expected credit loss – receivable[3]	—	—	(13.6)
Total expected credit loss	—	(33.2)	(17.5)
1An expected credit loss of US$nil (2023: US$25.4 million and 2022: US$3.9 million) was raised against a contractor loan at 31 December 2024. The total expected credit loss amounted to US$25.4 million of which the interest portion amounting to US$2.0 million was included in trade and other receivables and the loan portion amounting to US$23.4 million was included in loan advanced – contractor.The contractor loan (refer note 13.2) related to the financial assistance provided to a contractor at Ghana for the procurement of new fleet. Refer note 41 for further details.
2An expected credit loss of US$nil (2023: US$7.8 million and 2022: US$nil) was raised against a receivable at 31 December 2024. The receivable of US$7.8 million in
2023 related to a payment advanced to a contractor at Damang.
3An expected credit loss of US$nil (2023: US$nil and 2022: US$13.6 million) was raised against a receivable at 31 December 2024. The receivable of US$13.6 million in
2022 related to a payment advanced to a contractor at Tarkwa.
Loan advanced – contractor

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

Balance at beginning of the year	—	23.4
Expected credit loss[1]	—	(23.4)
Total loan advanced to contractor[2]	—	—
[1]The total expected credit loss recognised in the income statement for 2023 amounted to US$25.4 million of which the interest portion amounting to US$2.0 million was included in trade and other receivables and the loan portion amounting to US$23.4 million was included in loan advanced – contractor. Refer note 13.1.
[2]Due to issues with fleet availability at both Tarkwa and Damang, an agreement was entered into between Gold Fields and Engineers and Planners (“E&P”) to provide financial assistance to E&P in order to procure new fleet. The initial loan amounted to US$68.4 million, bears interest at a market related - rate and a portion is secured over the fleet purchased in 2020. At 31 December 2024, a cumulative expected credit loss provision of US$68.4 million (2023: US$68.4 million) was raised against the loan, resulting in a net balance of US$nil (2023: US$nil).